Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes
Income Taxes

9. Income Taxes

As of March 31, 2024, the Company has net deferred income tax assets that are mainly comprised of Federal and state net operating loss carry forwards in the amounts of approximately $12,000,000.

Management has established a valuation allowance equal to the entire amount of the Company’s net deferred income tax assets due to the uncertainty that the deferred income tax assets will be realized by the Company’s ability to generate sufficient future taxable income.

Utilization of the net operating loss carry forwards may be subject to annual limitations under Sections 382 and 383 of the Internal Revenue Code of 1986 and similar state provisions due to equity ownership changes that have occurred previously or that could occur in future. These ownership changes may limit the amount of net operating loss carry forwards that can be utilized to offset future taxable income and tax.

The Company has reviewed its tax positions and has determined that it has no significant uncertain tax positions at March 31, 2024 and December 31, 2023.

 9. Income Taxes

As of December 31, 2023, the Company has net deferred income tax assets that are mainly comprised of Federal and state net operating loss carry forwards in the amounts of approximately $12,000,000.

Management has established a valuation allowance equal to the entire amount of the Company’s net deferred income tax assets due to the uncertainty that the deferred income tax assets will be realized by the Company’s ability to generate sufficient future taxable income.

Utilization of the net operating loss carry forwards may be subject to annual limitations under Sections 382 and 383 of the Internal Revenue Code of 1986 and similar state provisions due to equity ownership changes that have occurred previously or that could occur in future. These ownership changes may limit the amount of net operating loss carry forwards that can be utilized to offset future taxable income and tax.

The Company has reviewed its tax positions and has determined that it has no significant uncertain tax positions at December 31, 2023 and 2022.